Finance costs and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Finance costs and fair value change in derivative instruments
34.
Finance costs and fair value change in derivative instruments

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Interest expense#	42,051	49,601	57,706	615
Bank charges	745	984	1,475	16
Option premium amortisation	1,900	601	1,093	12
Loss on fair value changes on derivative instruments*	1,493	220	347	4
Loss on account of modification of contractual cash flows	19	—	—	—
Unwinding of discount on provisions	977	773	695	7
Unamortised ancillary borrowing cost written off	321	173	438	5
Total	47,506	52,352	61,754	658

#Includes interest on lease liabilities of INR 711 (March 31, 2025: INR 615; March 31, 2024: INR 690) and premium on redemption on bonds and debentures of INR 1,859 (March 31, 2025: INR 2,176; March 31, 2024: INR 3,080).

*Includes cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.

(i)
Modification of contractual cash flows

The Ministry of Power in its Gazette Notification dated June 3, 2022, established rules providing settlement mechanism for the amounts owed by generating companies, inter-state transmission licensees and electricity trading licensees.

The Group's customers subject to this scheme shall pay the outstanding receivables due to the Group in equated monthly instalments without interest. Accordingly, the Group has recorded the modification in terms of the contract and the resultant loss primarily due to the extended interest free credit period has been recognised as a finance cost in the statement of profit or loss.

Unwinding income on these trade receivables of INR 83 (March 31, 2025: INR 301; March 31, 2024: INR 504) is recognised as "Unwinding income of financial assets" under 'Finance income'.